Note 4 - Accumulated Other Comprehensive Income (Loss) - Reclassified Out of Accumulated other Comprehensive Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Sale of securities available for sale		$ 362,000
Tax effect		(2,492,000)	$ (1,292,000)
Total reclassification for the period		6,404,000	$ 3,245,000
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Sale of securities available for sale	[1]	362,000
Tax effect	[1]	(76,000)
Total reclassification for the period	[1]	$ 286,000

[1]	Amounts in parentheses indicate debits.